Shareholders' Equity	6 Months Ended
Sep. 30, 2025
Equity [Abstract]
Shareholders' Equity
9 - Shareholders’ Equity
Employee Benefit Trust
In September 2023, the Company established the EBT, constituted by a trust deed entered into by the Company and a professional trustee, with the principal purpose to facilitate the efficient and flexible settlement of share-based compensation arrangements with employees. The Company has the power to appoint and remove the trustee and therefore, consolidates the trust. The EBT may acquire newly issued ordinary shares or American Depository Shares (“ADSs”) of the Company at nominal value or the trustee of the EBT has the power to acquire ordinary shares or ADSs of the Company in the open market, which purchases may be funded by one or more loans from the Company to the EBT or non-repayable gifts made by the Company to the EBT. As of September 30, 2025 and March 31, 2025, the EBT held a nominal number of ADSs, which were purchased from the Company at par value. The market value of ADSs held by the EBT as of September 30, 2025 and March 31, 2025 was $0.0 million and $0.2 million, respectively. The ADSs held by the EBT as of March 31, 2025 were, and the ADSs held by the EBT as of September 30, 2025 are expected to be, transferred out of the EBT in order to settle vesting of share-based compensation for employees. As the EBT is consolidated by the Company, ordinary shares or ADSs held by the EBT are considered authorized and issued but not outstanding for the computation of earnings per share.